Legal Proceedings - Additional Information (Detail) - EUR (€)	8 Months Ended
	Sep. 04, 2018	Jun. 30, 2017
Penal fine [member]
Disclosure of Legal Proceedings [line items]
Legal Proceedings Provision		€ 120,000
Fine, bankruptcy trustee, Cash Company [Member]
Disclosure of Legal Proceedings [line items]
Legal Proceedings Provision		€ 31,480,000
Criminal investigations, fine [Member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 675,000,000
Criminal investigations, disgorgement [Member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 100,000,000